PREPAID EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES
	September 30, 2023 (unaudited)	December 31, 2022
Prepaid expenses	$1,800,826	$431,935
Advances to Suppliers	27,039	180,024
Total	$1,827,865	$611,959